Operating Segment - Summary of Geographic Information (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Disclosure of geographical areas [line items]
Revenue from contracts with customers	¥ 187,219	¥ 182,537	¥ 184,341
Non-current assets	179,492	182,023
Japan [member]
Disclosure of geographical areas [line items]
Revenue from contracts with customers	153,584	144,130	144,098
Non-current assets	82,130	81,686
US [member]
Disclosure of geographical areas [line items]
Revenue from contracts with customers	33,568	38,296	40,162
Non-current assets	97,362	100,337
Other [Member]
Disclosure of geographical areas [line items]
Revenue from contracts with customers	¥ 67	¥ 111	¥ 81